SIGNIFICANT ACCOUNTING POLICIES - Schedule of Translation of Foreign Currencies (Details)		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024	Dec. 31, 2023
SGD [Member]
SIGNIFICANT ACCOUNTING POLICIES - Schedule of Translation of Foreign Currencies (Details) [Line Items]
Period-end exchange rate		1.2841		1.3603	1.3186
Period-average exchange rate		1.3056		1.338	1.3414
MYR [Member]
SIGNIFICANT ACCOUNTING POLICIES - Schedule of Translation of Foreign Currencies (Details) [Line Items]
Period-end exchange rate	[1]	4.0572		4.4703	4.5912
Period-average exchange rate	[1]	4.2621		4.5563	4.5617
AUD [Member]
SIGNIFICANT ACCOUNTING POLICIES - Schedule of Translation of Foreign Currencies (Details) [Line Items]
Period-end exchange rate		1.4937	[1]	1.6094	0
Period-average exchange rate		1.5503	[1]	1.5211	0
VND [Member]
SIGNIFICANT ACCOUNTING POLICIES - Schedule of Translation of Foreign Currencies (Details) [Line Items]
Period-end exchange rate		26,302.7448	[1]	25,497.657	0
Period-average exchange rate		26,011.3227	[1]	25,084.5233	0
GBP [Member]
SIGNIFICANT ACCOUNTING POLICIES - Schedule of Translation of Foreign Currencies (Details) [Line Items]
Period-end exchange rate		0.7428	[1]	0.7967	0
Period-average exchange rate		0.7572	[1]	0.7819	0
AED [Member]
SIGNIFICANT ACCOUNTING POLICIES - Schedule of Translation of Foreign Currencies (Details) [Line Items]
Period-end exchange rate		3.6731	[1]	3.6725	0
Period-average exchange rate		3.673	[1]	3.673	0
KRW [Member]
SIGNIFICANT ACCOUNTING POLICIES - Schedule of Translation of Foreign Currencies (Details) [Line Items]
Period-end exchange rate		1,441.1897	[1]	1,473.7811	0
Period-average exchange rate		1,421.4662	[1]	1,368.5305	0
THB [Member]
SIGNIFICANT ACCOUNTING POLICIES - Schedule of Translation of Foreign Currencies (Details) [Line Items]
Period-end exchange rate	[2]	31.4715		0	0
Period-average exchange rate	[2]	32.8127		0	0
HKD [Member]
SIGNIFICANT ACCOUNTING POLICIES - Schedule of Translation of Foreign Currencies (Details) [Line Items]
Period-end exchange rate	[2]	7.7824		0	0
Period-average exchange rate	[2]	7.7959		0	0
EUR [Member]
SIGNIFICANT ACCOUNTING POLICIES - Schedule of Translation of Foreign Currencies (Details) [Line Items]
Period-end exchange rate	[2]	0.8517		0	0
Period-average exchange rate	[2]	0.885		0	0

[1]	Other currencies are relevant as of December 31, 2024, due to the establishment of subsidiaries in the region, with no subsidiaries in AUD, VND, GBP, AED and KRW prior to January 1, 2024.
[2]	Other currencies are relevant as of December 31, 2025, due to the establishment of subsidiaries in the region, with no subsidiaries in THB, HKD and EUR prior to January 1, 2025.